LOANS, FINANCING AND DEBENTURES - Fundraising costs (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Cost	R$ 676,905
Amortization	254,340
Balance to be amortized	422,565	R$ 351,394
Bonds
Disclosure of detailed information about borrowings [line items]
Cost	343,642
Amortization	95,226
Balance to be amortized	248,416	201,467
CRA and NCE
Disclosure of detailed information about borrowings [line items]
Cost	125,222
Amortization	85,955
Balance to be amortized	39,267	47,443
Export credits (ACC/ACE)
Disclosure of detailed information about borrowings [line items]
Cost	102,769
Amortization	33,875
Balance to be amortized	68,894	40,382
Debentures
Disclosure of detailed information about borrowings [line items]
Cost	24,467
Amortization	6,915
Balance to be amortized	17,552	19,065
BNDES ("IOF")
Disclosure of detailed information about borrowings [line items]
Cost	62,658
Amortization	18,435
Balance to be amortized	44,223	38,447
Others
Disclosure of detailed information about borrowings [line items]
Cost	18,147
Amortization	13,934
Balance to be amortized	R$ 4,213	R$ 4,590